Group Accounting Policies - IFRS 9 Assets (Details) - IFRS 9 - USD ($) $ in Millions	Jan. 01, 2018	Dec. 31, 2017
Equity securities
Initial application of IFRS 9
Original		$ 933
New	$ 933
Non-current Derivatives
Initial application of IFRS 9
Original		504
New	504
Derivatives
Initial application of IFRS 9
Original		28
New	28
Non-current other receivables
Initial application of IFRS 9
Original		489
New	489
Trade receivables - not subject to factoring
Initial application of IFRS 9
Original		2,475
New	2,475
Trade receivables - subject to factoring
Initial application of IFRS 9
Original		327
New	327
Other receivables
Initial application of IFRS 9
Original		949
New	949
Equity securities and bonds
Initial application of IFRS 9
Original		1,150
New	1,150
Fixed deposits
Initial application of IFRS 9
Original		80
New	80
Cash at bank and in hand
Initial application of IFRS 9
Original		784
New	784
Short-term deposits excluding money market funds
Initial application of IFRS 9
Original		1,391
New	1,391
Money market funds
Initial application of IFRS 9
Original		$ 1,149
New	$ 1,149